Consolidated Statements of Changes in Quotaholders’ Deficit - USD ($)	Corporate capital Previously Reported	Corporate capital	Accumulated deficit Previously Reported	Accumulated deficit	Accumulated other comprehensive income Previously Reported	Accumulated other comprehensive income	Additional Paid-in- capital	Previously Reported	Total
Balance at Dec. 31, 2022		$ 3,160		$ 1,191					$ 4,351
Net income (loss)				(4,472)					(4,472)
Foreign currency translation						117			117
Balance at Dec. 31, 2023	$ 3,160	3,000	$ (3,281)	(3,000)	$ 117			$ (4)
Net income (loss)
Foreign currency translation
Balance at Mar. 31, 2024		3,000		(3,000)
Balance at Dec. 31, 2023	3,160	3,000	(3,281)	(3,000)	117			(4)
Net income (loss)									36,000
Balance at Sep. 30, 2024		3,000		33,000		28,000			64,000
Balance at Dec. 31, 2023	3,160	3,000	(3,281)	(3,000)	117			(4)
Net income (loss)				(33,581)					(33,581)
Foreign currency translation						1,446			1,446
Balance at Dec. 31, 2024	3,160	3,000	(36,862)	(37,000)	1,563	2,000		(32,139)	(32,000)
Balance at Mar. 31, 2024		3,000		(3,000)
Net income (loss)				20,000					20,000
Foreign currency translation						(1,000)			(1,000)
Balance at Jun. 30, 2024		3,000		17,000		(1,000)			19,000
Net income (loss)				16,000					16,000
Foreign currency translation						29,000			29,000
Balance at Sep. 30, 2024		3,000		33,000		28,000			64,000
Balance at Dec. 31, 2024	3,160	3,000	(36,862)	(37,000)	1,563	2,000		(32,139)	(32,000)
Net income (loss)				(1,448,000)					(1,448,000)
Foreign currency translation						6,000			6,000
Balance at Mar. 31, 2025		3,000		(1,485,000)		8,000			(1,474,000)
Balance at Dec. 31, 2024	$ 3,160	3,000	$ (36,862)	(37,000)	$ 1,563	2,000		$ (32,139)	(32,000)
Net income (loss)									(5,580,000)
Balance at Sep. 30, 2025		15,000		(5,617,000)		(30,000)	1,402,000		(4,230,000)
Balance at Mar. 31, 2025		3,000		(1,485,000)		8,000			(1,474,000)
Net income (loss)				(1,145,000)					(1,145,000)
Capital contributions		12,000							12,000
Issuance of warrants, net							1,077,000		1,077,000
Foreign currency translation						11,000			11,000
Balance at Jun. 30, 2025		15,000		(2,630,000)		19,000	1,077,000		(1,519,000)
Net income (loss)				(2,987,000)					(2,987,000)
Issuance of bridge loans, net							325,000		325,000
Foreign currency translation						(49,000)			(49,000)
Balance at Sep. 30, 2025		$ 15,000		$ (5,617,000)		$ (30,000)	$ 1,402,000		$ (4,230,000)